Trade and Other Current Payables - Summary of Trade and Other Current Payables Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER CURRENT PAYABLES.
Provision for costs	$ 1,704,768	$ 2,138,385